Income Taxes-Deferred Tax Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Current deferred tax liability	$ 3,124	$ (735)
Non-current deferred tax liability	(5,322)	(2,764)
Deferred tax liabilities, net	2,198	3,499
Deferred Tax Assets, Gross [Abstract]
Reserve for employee benefits	1,241	305
Provision for doubtful accounts	85	143
Deferred compensation	671	614
Asset retirement obligation	261	244
Progressive slot and players’ club liabilities	1,918	199
Tax benefit of current year NOL	1,355	4,635
Equity compensation	761	369
Restructuring costs	280	400
General business credits	0	181
Litigation reserve	0	441
Gaming taxes	600	0
Other	805	612
Gross deferred tax assets	8,550	8,143
Deferred Tax Liabilities, Gross [Abstract]
Depreciation	(8,553)	(8,714)
Prepaid services and supplies	(2,195)	(2,928)
Gross deferred tax liabilities	(10,748)	(11,642)
Internal Revenue Service (IRS) [Member]
Deferred Tax Assets, Gross [Abstract]
Tax benefit of current year NOL	$ 573	$ 0